Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	ASND
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	60,689,487
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	G7
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-2900
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Entity Address, Address Line One	Tuborg Boulevard 12
Entity Address, City or Town	Hellerup
Entity File Number	001-36815
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Auditor Name	Deloitte Statsautoriseret Revisionspartnerselskab
Auditor Firm ID	1294
Auditor Location	Copenhagen, Denmark
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Ascendis Pharma A/S and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of profit or (loss) and other comprehensive income or (loss), the consolidated statements of changes in equity, and the consolidated cash flow statements for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also, in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework (2013) issued by COSO.
Business Contact [member]
Document Information [Line Items]
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-2900
Entity Address, Address Line One	Tuborg Boulevard 12
Entity Address, City or Town	Hellerup
Contact Personnel Name	Jan Møller Mikkelsen
City Area Code	+45
Local Phone Number	70 22 22 44
American Depositary Shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true